RESTRUCTURING AND OTHER CHARGES (Tables)	12 Months Ended
Dec. 31, 2016
Restructuring and Related Activities [Abstract]
Information for all restructuring activities by segment
The following table provides information for all restructuring activities by segment of the amount of expense incurred during the year ended December 31, 2016, the cumulative amount of expenses incurred for the years ended December 31, 2016, 2015 and 2014 and the total amount expected to be incurred (in millions):

	Amount incurred during the year ended December 31, 2016	Cumulative amount incurred through December 31, 2016	Total amount expected to be incurred
AWP	$0.9	$0.9	$0.9
Cranes	76.9	77.7	79.9
MP	0.4	1.4	1.4
Corporate and Other	2.9	2.9	2.9
Total	$81.1	$82.9	$85.1

Information by type of restructuring activity
The following table provides information by type of restructuring activity with respect to the amount of expense incurred during the year ended December 31, 2016, the cumulative amount of expenses incurred since inception of the programs and the total amount expected to be incurred (in millions):

	Employee Termination Costs	Facility Exit Costs	Asset Disposal and Other Costs	Total
Amount incurred in the year ended December 31, 2016	$61.7	$1.7	$17.7	$81.1
Cumulative amount incurred through December 31, 2016	$62.9	$1.8	$18.2	$82.9
Total amount expected to be incurred	$64.4	$2.5	$18.2	$85.1

Roll forward of the restructuring reserve by type of restructuring activity
The following table provides a roll forward of the restructuring reserve by type of restructuring activity for the year ended December 31, 2016 (in millions):

	Employee Termination Costs	Total
Restructuring reserve at December 31, 2015	$0.9	$0.9
Restructuring charges	70.9	70.9
Restructuring reductions (1)	(9.6)	(9.6)
Cash expenditures	(4.7)	(4.7)
Foreign exchange	(0.7)	(0.7)
Restructuring reserve at December 31, 2016	$56.8	$56.8